Subsequent events (Details) $ in Thousands			3 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Apr. 28, 2026 USD ($) numberOfMeasurementPeriod extensionPeriod	Mar. 21, 2025	Jul. 27, 2026 USD ($)	Jan. 28, 2027 USD ($)	Apr. 30, 2026 shares	Feb. 28, 2025 shares	Jan. 28, 2027 USD ($)	Dec. 31, 2026	Apr. 04, 2026 shares	Mar. 31, 2026 shares
Disclosure of non-adjusting events after reporting period [line items]
Deferred consideration receivable, period	90 days
Extension period	30 days
Percentage of average daily trading volume						25.00%
Subordinate voting shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved to repurchase for cancellation (in shares)										8,478,469
Percentage of the company's subordinate voting shares		10.00%
Maximum number of shares approved to repurchase for cancellation per day (in shares)						153,504
Average daily trading volume (in shares)						614,018
Disposal of major subsidiary | Provide Holdings Inc
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received) | $	$ (20,000)						$ (44,000)
Number of extension period | extensionPeriod	2
Number of measurement periods | numberOfMeasurementPeriod	2
Disposal of major subsidiary | Provide Holdings Inc | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration in disposal of subsidiary | $	$ 37,000
Disposal of major subsidiary | Provide Holdings Inc | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received) | $			$ (22,000)	$ (2,000)
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Percentage of average daily trading volume					25.00%
Major ordinary share transactions | Subordinate voting shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved to repurchase for cancellation (in shares)									9,013,953
Percentage of the company's subordinate voting shares								10.00%
Maximum number of shares approved to repurchase for cancellation per day (in shares)					172,996
Average daily trading volume (in shares)					691,987